FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Precision Strip Retirement and Savings Plan
FAIR VALUE MEASUREMENTS
Schedule of plan's investment assets at fair value

December 31, 2025	Level 1	Total
Cash and cash equivalents	$6,441,767	$6,441,767
Mutual funds	63,553,490	63,553,490
Reliance, Inc. common stock	22,433,355	22,433,355
Self-directed brokerage accounts	1,322,574	1,322,574
Total assets in the fair value hierarchy	93,751,186	93,751,186
Commingled funds measured at NAV		294,358,119
Common collective trust measured at NAV		9,722,415
Total investments at fair value	$93,751,186	$397,831,720

December 31, 2024	Level 1	Total
Cash and cash equivalents	$7,145,143	$7,145,143
Mutual funds	65,458,970	65,458,970
Reliance, Inc. common stock	20,549,923	20,549,923
Self-directed brokerage accounts	847,744	847,744
Total assets in the fair value hierarchy	94,001,780	94,001,780
Commingled funds measured at NAV		257,247,436
Common collective trust measured at NAV		13,483,154
Total investments at fair value	$94,001,780	$364,732,370